OTHER ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial assets	R$ 81,195,242	R$ 56,958,860
Foreign exchange transactions	44,132,289	27,704,682
Debtors for guarantee deposits	21,743,293	20,787,578
Securities trading	5,848,323	3,720,053
Trade and credit receivables	6,032,514	2,667,921
Receivables	3,438,823	2,078,626
Other assets	15,824,815	9,597,412
Other debtors	5,777,906	3,405,012
Prepaid expenses	3,568,136	2,934,506
Interbank and interdepartmental accounts	224,343	297,291
Other	6,254,430	2,960,603
Total	R$ 97,020,057	R$ 66,556,272